SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Exercise Price and Fair Value (Details)	12 Months Ended
	Jun. 30, 2020 $ / shares	Jun. 30, 2020 AUD ($) shares $ / shares	Jun. 30, 2019 AUD ($) shares $ / shares	Jun. 30, 2018 AUD ($) shares $ / shares
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	1.82	1.82	1.06	1.96
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0	$ 0
Weighted Average Share Price of Exercised Options [Abstract]
Number of incentive share options exercised (in shares) | shares		31,500,000	0	5,000,000
Weighted Average Fair Value [Abstract]
Weighted average fair value (in dollars per share) | $		$ 0.03	$ 0.05	$ 0.05
Incentive Options [Member]
Weighted Average Share Price of Exercised Options [Abstract]
Weighted average exercise price of exercised options (in dollars per share)	$ 0.10
Number of incentive share options exercised (in shares) | shares			0
Incentive Options [Member] | Minimum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)		$ 0.10	$ 0.05	$ 0.05
Incentive Options [Member] | Maximum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)		$ 0.35	$ 0.35	$ 0.35